Related Parties - Schedule of Total Loans Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Total loans from Scilex Holding Company	$ 5,848	$ 4,891
Scilex Holding Company [Member]
Related Party Transactions [Line Items]
Total loans from Scilex Holding Company	16,907	11,532
Scilex Holding Company [Member] | Stock-based Compensation [Member]
Related Party Transactions [Line Items]
Total loans from Scilex Holding Company	2,435	660
Scilex Holding Company [Member] | Expense Paid [Member]
Related Party Transactions [Line Items]
Total loans from Scilex Holding Company	$ 14,472	$ 10,872